Related Party Transactions - Schedule of Net Revenues — Related Party (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Related Party [Line Items]
Net revenues	$ 97,560	$ 924,544	$ 4,858,056	$ 1,069,072
Cost of Revenues			1,420,000	61,400
Due to Related Party			$ 55,000
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature	Revenue from property purchases and sales through Cash Offer		Revenue from property purchases and sales through Cash Offer
Relationship	The Company’s shareholder		The Company’s shareholder with 12.41% ownership
Net revenues		$ 924,544	$ 2,940,544	1,069,072
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature			Real estate service revenue – real estate agency commission
Relationship			The Company’s shareholder with 12.41% ownership
Net revenues			$ 62,650
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature			Real estate service revenue – home renovation service
Relationship			The Company’s shareholder with 12.41% ownership
Net revenues			$ 53,012
Na Li [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – real estate agency commission		Revenue from property purchases and sales through Cash Offer
Relationship	Chief Financial Officer and Director		The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director
Net revenues	$ 97,560		$ 1,670,000
Na Li [Member]
Schedule of Related Party [Line Items]
Nature			Real estate service revenue – home renovation service
Relationship			The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director
Net revenues			$ 64,500
Zhen Qin & Na Li [Member]
Schedule of Related Party [Line Items]
Nature			Real estate service revenue – real estate agency commission
Relationship			Zhen Qin: The Company’s shareholder with 45.85% ownership, Chairman of the Board, and Chief Executive Officer; Na Li: The Company’s shareholder with 0.21% ownership, Chief Financial Officer, and Director; Zhen Qin and Na Li are spouses
Net revenues			$ 50,000
Two Minority Shareholders [Member]
Schedule of Related Party [Line Items]
Nature			Real estate service revenue – real estate agency commission
Relationship			The Company’s shareholders with less than 1% ownership for each
Net revenues			$ 15,550
One Minority Shareholder [Member]
Schedule of Related Party [Line Items]
Nature			Real estate service revenue – property management service
Relationship			The Company’s shareholder with less than 1% ownership
Net revenues			$ 1,800
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature			Cost of property purchases and sales through Cash Offer
Relationship			The Company’s shareholder with 12.41% ownership
Cost of Revenues			$ 1,420,000
Zhen Qin [Member]
Schedule of Related Party [Line Items]
Nature	Due on demand, non-interest bearing		Cost of real estate services – commission expense
Relationship	The Company’s major shareholder, Chairman of the Board and Chief Executive Officer		The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer
Cost of Revenues				61,400
Due to Related Party			$ 55,000
Zhen Qin [Member]
Schedule of Related Party [Line Items]
Nature			Due on demand, non-interest bearing
Relationship			The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer
Due to Related Party			$ 55,000
Related Party [Member]
Schedule of Related Party [Line Items]
Net revenues	97,560
Due to Related Party			$ 55,000